STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	$ 926,877,867	$ 848,339,428
Participant notes receivable	9,029,950	8,547,871
Cash	1,029	5,430,418
Net assets available for benefits	$ 935,908,846	$ 862,317,717